Submission	Jun. 03, 2025
Submission [Line Items]
Central Index Key	0001413329
Registrant Name	Philip Morris International Inc.
Registration File Number	333-269690
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES